DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS:

Spring Valley Acquisition Corp. III (N/K/A General Fusion Group Ltd.) (the “Company” or “SVIII”) is a blank check company incorporated as a Cayman Islands exempted corporation on March 12, 2025. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

On January 19, 2026, 1573562 B.C. Ltd., a British Columbia limited company and a wholly-owned direct subsidiary of the Company, was formed.

The Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from March 12, 2025 (inception) through June 30, 2026 related to the Company’s formation, the initial public offering (“Initial Public Offering”) described below and, subsequent to the Initial Public Offering, identifying a target for and negotiating and progressing toward completion of the Business Combination. The Company did not generate any operating revenues during the periods presented and generated non-operating income in the form of income earned on investments held in the trust account.

On July 10, 2026, subsequent to the period covered by these condensed consolidated financial statements, the Company completed its Business Combination with General Fusion Inc. and was renamed General Fusion Group Ltd., as described below and in Note 11. Subsequent Events. The unaudited condensed consolidated financial statements as of and for the periods ended June 30, 2026 reflect the financial position, results of operations and cash flows of the Company prior to, and do not give effect to, the Business Combination.

Initial Public Offering and Private Placement

The Company’s Sponsor is Spring Valley Acquisition III Sponsor, LLC (the “Sponsor”). The registration statements for the Company’s Initial Public Offering became effective on September 3, 2025. On September 5, 2025, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units”), which includes the full exercise by the underwriters of their over-allotment option of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 7,046,111 Private Placement Warrants (the “Private Placement Warrants”) to the Sponsor and to Cohen and Company Capital Markets, a division of Cohen & Company Securities, LLC (“CCM”) and Clear Street LLC (“Clear Street”), the representative of the underwriters of the Initial Public Offering, at a price of $0.90 per warrant, generating gross proceeds of $6,341,500. Of those 7,046,111 Private Placement Warrants, the Sponsor purchased 4,490,555 Private Placement Warrants and the underwriters purchased 2,555,556 Private Placement Warrants. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

Transaction costs amounted to $14,319,936, consisting of $4,600,000 of cash underwriting fee, $9,200,000 of deferred underwriting fee and $519,936 of other offering costs.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS: (continued)

Trust Account

Following the closing of the Initial Public Offering on September 5, 2025, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the private placement securities, was held in a trust account (“Trust Account”) and invested or held only in (i) U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries, (ii) uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank, as determined by the Company, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. No later than 24 months after the closing of the Initial Public Offering or such earlier liquidation date as the Company’s board of directors may approve, or such later time as provided for in any amendment to the Company’s Amended and Restated Memorandum and Articles of Association (an “Extension Period”), subject to applicable law, the amounts held in the Trust Account will be held as cash or cash items, including in demand deposit accounts.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares (as defined below) upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. Prior to the closing of a Business Combination, holders of the Class A ordinary shares sold in the Initial Public Offering (the “Public Shares”) were entitled to redeem their Public Shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations or for working capital requirements (such working capital withdrawals limited to up to 5% of the interest earned on the Trust Account) (“Permitted Withdrawals”), either (i) in connection with a shareholder vote to approve a Business Combination or (ii) upon the Company’s failure to complete a Business Combination within 24 months of the closing of the Initial Public Offering, in accordance with the Company’s Amended and Restated Memorandum and Articles of Association. Accordingly, the Class A ordinary shares were recorded at redemption value and classified as temporary equity in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

In connection with the Business Combination, holders of 21,075,896 Class A ordinary shares exercised their redemption rights and the remaining balance of the Trust Account was released to the Company at the closing of the Business Combination. See Note 11 - Subsequent Events.

During the six months ended June 30, 2026, the Company withdrew an aggregate of $242,808 from the Trust Account as Permitted Withdrawals for working capital purposes.

Initial and amended Business Combination

On January 21, 2026, the Company entered into a business combination agreement (as amended on May 12, 2026 and June 3, 2026, the “Business Combination Agreement”) with General Fusion Inc. (“General Fusion”) and 1573562 B.C. Ltd (“NewCo”), a wholly owned subsidiary of the Company incorporated under the laws of British Columbia. The transactions contemplated by the Business Combination Agreement are referred to herein as the “Business Combination,” and the closing of the Business Combination is referred to herein as the “Closing.”

On July 10, 2026 (the “Closing Date”), the Company completed the Business Combination. Pursuant to the Business Combination Agreement and the plan of arrangement approved under the applicable provisions of the Business Corporations Act (British Columbia) (the “BCBCA” and such plan, the “Plan of Arrangement”): (i) at least one business day prior to the Closing Date, the Company continued from the Cayman Islands to British Columbia (the “Continuation”); (ii) on the Closing Date, NewCo amalgamated with General Fusion (the “Amalgamation”), with the amalgamated company continuing under the name “General Fusion Inc.” as a wholly owned subsidiary of the Company; and (iii) in connection with the Closing, the Company changed its name to “General Fusion Group Ltd.” and adopted amended and restated articles (the “Restated Articles”). The Company following the Closing is referred to herein as “New General Fusion.”

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS: (continued)

In connection with the Continuation, each Class A ordinary and Class B ordinary share of SVIII issued and outstanding immediately prior thereto was converted into one Class A common share and one Class B common share of SVIII, respectively. At the Closing, (i) each Class A common share and each Class B common share of SVIII issued and outstanding was converted into one Subordinate Voting Share, and (ii) each SVIII warrant outstanding was exchanged for a warrant of New General Fusion to acquire a like number of Subordinate Voting Shares at the same per-share exercise price.

Upon consummation of the Business Combination on July 10, 2026, all common shares of the Company then outstanding (including those converted from Class A ordinary shares and Class B ordinary shares) are referred to as “Subordinate Voting Shares” and the convertible preferred shares issued pursuant to the private investment in public entity financing are referred to as “Multiple Voting Shares.”

The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP, with General Fusion identified as the accounting acquirer. Under this method of accounting, the Company is treated as the acquired company for financial reporting purposes, and the Business Combination is treated as the equivalent of General Fusion issuing shares for the net assets of the Company, accompanied by a recapitalization. Accordingly, the consolidated financial statements of New General Fusion for periods following the Closing will represent a continuation of the financial statements of General Fusion, with the net assets of the Company recorded at historical cost and no goodwill or other intangible assets recognized. The historical financial statements of General Fusion will become the historical financial statements of New General Fusion, and the Company’s historical financial statements, including these condensed consolidated financial statements, will not be the predecessor financial statements of the combined company.

Following the closing of the Business Combination, on July 13, 2026, General Fusion Group Ltd. Subordinate Voting Shares and warrants began trading on the Nasdaq under the symbols “GFUZ” and “GFUZW”, respectively.

Related Agreements

Concurrently with the execution and delivery of the Business Combination Agreement, SVIII, General Fusion and the Sponsor entered into a letter agreement (the “Sponsor Letter”) pursuant to which, among other things (1) the Sponsor agreed to vote all Class B ordinary shares of SVIII (“Founder Shares”) held by it in favor of the Business Combination Agreement, the Business Combination and related proposals, (2) the Sponsor agreed that, at the Closing, it will forfeit 1,000,000 Founder Shares and, in connection therewith, SVIII agreed to issue to the Sponsor an aggregate of 1,000,000 earnout shares, (3) the Sponsor agreed to transfer, directly or constructively, an aggregate of 1,250,000 Founder Shares to certain investors in General Fusion’s most recent simple agreements for future equity financing round, and (4) the parties agreed that if SVIII obtains working capital loans from the Sponsor or an affiliate to finance transaction costs related to the Business Combination, up to $1,500,000 of such loans may be converted into warrants to purchase common shares for an exercise price of $0.90 per share, at the Sponsor’s option.

On June 23, 2026, the Company issued an unsecured promissory note in the principal amount of up to $1,500,000 to the Sponsor, which may be drawn down from time to time (refer to note 5). Subsequent to period-end, the note was settled through the issuance to the Sponsor of 1,666,667 warrants, each exercisable for one Class A ordinary share on terms identical to the Private Placement Warrants, which, in connection with the Business Combination, were exchanged for warrants exercisable for a like number of Subordinate Voting Shares at the same per-share exercise price.

Concurrently with the execution and delivery of the Business Combination Agreement, SVIII, General Fusion and certain of General Fusion’s securityholders entered into a Voting and Support Agreement (the “Support Agreement”) pursuant to which, among other things, each such securityholder agreed to support and vote in favor of the Plan of Arrangement.

Pursuant to the terms of the Business Combination Agreement, contemporaneously with the Closing, New General Fusion, the Sponsor, and certain securityholders of General Fusion will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, (1) New General Fusion will agree to file, as soon as practicable (and in any event within 30 days) following the Closing Date, a registration statement covering the resale of certain Subordinate Voting Shares and other equity securities of New General Fusion held by the Sponsor and such other securityholders parties from time to time, (2) such holders of registrable securities will be granted certain takedown, demand, block trade and piggyback registration rights with respect to their registrable securities, in each case, on the terms and subject to the conditions set forth in the Registration Rights Agreement, and (3) the Registration Rights Agreement, dated as of September 3, 2025, between SVIII, the Sponsor and certain other parties will be amended, restated and terminated as of the Closing.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS: (continued)

Also pursuant to the terms of the Business Combination Agreement, at the Closing, certain Company securityholders entered into a lock-up agreement (each, a “Lock-Up Agreement”), pursuant to which, among other things, each such securityholder agreed not to sell, for a period of 180 days following the Closing (subject to certain exceptions), the Subordinate Voting Shares held by such securityholder immediately after the effective time of the Business Combination, on the terms and subject to the conditions set forth in the Lock-Up Agreement. In addition, the Sponsor and the other parties to the letter agreement entered into by such parties with SVIII in connection with SVIII’s initial public offering will enter into an amendment to such letter agreement to change the lock-up period in such letter agreement to six months after the Closing Date.

Private Investment in Public Entity

In connection with the transactions contemplated by the Business Combination Agreement, on January 21, 2026, SVIII and General Fusion entered into separate subscription agreements (the “Subscription Agreements”) with the lead PIPE Investor and certain other investors (collectively, the “PIPE Investors”) for a private investment in public equity financing (the “PIPE Financing”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to purchase an aggregate of 10,556,367 units at a price of $10.20 per unit, for aggregate gross proceeds of approximately $107,700,000, with each unit comprising (i) one convertible preferred share of General Fusion having the rights, preferences and privileges set forth in the Restated Articles and (ii) one warrant exercisable for one Subordinate Voting Share at an exercise price of $12.00 per share (the “PIPE Warrants”).

On July 10, 2026, the PIPE Financing was consummated on the Closing Date, prior to the Amalgamation. In connection with the Closing, pursuant to the Plan of Arrangement, the convertible preferred shares issued in the PIPE Financing were exchanged for an aggregate of 10,556,367 Multiple Voting Shares of New General Fusion, and the PIPE Investors received an equal number of PIPE Warrants, each exercisable for one Subordinate Voting Share at an exercise price of $12.00 per share.

New General Fusion may redeem the Multiple Voting Shares at any time at a redemption price equal to a percentage of their accrued value (stated value plus accrued and unpaid dividends): 150% for redemptions prior to the first anniversary of the Closing Date, decreasing by 10 percentage points on each anniversary of the Closing Date thereafter, to a minimum of 100% from and after the fifth anniversary of the Closing Date. At any time following the fifth anniversary of the Closing Date, holders of Multiple Voting Shares may require New General Fusion to redeem their Multiple Voting Shares at 100% of their accrued value.

In connection with the Closing, New General Fusion received aggregate net proceeds of approximately $123,400,000, consisting of (i) approximately $104,400,000 of net proceeds from the PIPE Financing (gross proceeds of approximately $107,700,000, less certain transaction costs of approximately $3,300,000) and (ii) approximately $19,000,000 from the Trust Account and SVIII’s operating account, comprising the balance of the Trust Account of approximately $19,800,000 (inclusive of accrued interest and after giving effect to the redemption of Class A ordinary shares in connection with the Business Combination), together with funds in SVIII’s operating account, less certain transaction costs paid at closing.

Liquidity

As of June 30, 2026, the Company had $1,889,472 in cash and cash equivalents held outside of the Trust Account.

Prior to the completion of its initial business combination, the Company’s liquidity needs to date were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for issuance of the Founder Shares, and loan from the Sponsor of $151,636 under the IPO Note (as defined in Note 5) and the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance the transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team, or any of their affiliates may provide the Company with Working Capital Loans (as defined in Note 5) as may be required (of which up to $1,500,000 may be converted at the lender’s option into warrants).

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS: (continued)

On June 23, 2026, the Company issued an unsecured promissory note in the principal amount of up to $1,500,000 to the Sponsor, in respect of a Working Capital Loan, which may be drawn down from time to time. The note bears no interest, is due on the earlier of (i) the date of consummation of the Business Combination or (ii) the date the Company winds up, and may be converted, at the Sponsor’s election, into warrants of the Company at a price of $0.90 per warrant. As of June 30, 2026, $1,500,000 was outstanding under this note. At Closing, the note was settled through the issuance to the Sponsor of 1,666,667 warrants, each exercisable for one Class A ordinary share on terms identical to the Private Placement Warrants, which, in connection with the Business Combination, were exchanged for warrants exercisable for a like number of Subordinate Voting Shares at the same per-share exercise price.

On July 10, 2026, subsequent to the period covered by these financial statements, the Company consummated its Business Combination with General Fusion, pursuant to which the Company was renamed General Fusion Group Ltd. Concurrently with the Closing, the PIPE Financing closed, and the combined company received net proceeds of $104,375,000 reflecting gross proceeds of $107,675,000 less certain transaction costs. In addition, after giving effect to redemptions and the payment of certain transaction costs at closing, approximately $19,000,000 was retained by New General Fusion, consisting of the net balance of the Trust Account and the Company’s operating account.

As a result of the completion of the Business Combination, the conditions that previously raised substantial doubt about the Company’s ability to continue as a going concern have been resolved. Management expects that the combined company’s existing cash resources, together with the proceeds received in connection with the Business Combination, will provide sufficient funds to carry out planned operations for at least one year from the date these financial statements are issued.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Spring Valley Acquisition Corp. III (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on March 12, 2025. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from March 12, 2025 (inception) through December 31, 2025 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s Sponsor is Spring Valley Acquisition III Sponsor, LLC (the “Sponsor”). The registration statements for the Company’s Initial Public Offering became effective on September 3, 2025. On September 5, 2025, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units”), which includes the full exercise by the underwriters of their over-allotment option of 3,000,000 Units, at $10.00 per Unit, generating gross proceeds of $230,000,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 7,046,111 Private Placement Warrants (the “Private Placement Warrants”) to the Sponsor and to Cohen and Company Capital Markets, a division of Cohen & Company Securities, LLC (“CCM”) and Clear Street LLC (“Clear Street”), the representative of the underwriters of the Initial Public Offering, at a price of $0.90 per warrant, generating gross proceeds of $6,341,500. Of those 7,046,111 Private Placement Warrants, the Sponsor purchased 4,490,555 Private Placement Warrants and the underwriters purchased 2,555,556 Private Placement Warrants. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions).

Transaction costs amounted to $14,319,936, consisting of $4,600,000 of cash underwriting fee, $9,200,000 of deferred underwriting fee and $519,936 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Securities, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the Permitted Withdrawals (as defined below) and any deferred underwriting commissions held in the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering on September 5, 2025, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the Private Placement Securities, was held in a trust account (“Trust Account”) and invested or held only in (i) U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries, (ii) uninvested cash, or (iii) an interest bearing bank demand deposit account or other accounts at a bank, as determined by the Company, until the earlier of (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. No later than 24 months after the closing of the Initial Public Offering or such earlier liquidation date as the Company’s board of directors may approve, or such later time as provided for in any amendment to the Company’s Amended and Restated Memorandum and Articles of Association (an “Extension Period”), subject to applicable law, the amounts held in the Trust Account will be held as cash or cash items, including in demand deposit accounts.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations or funds for working capital requirements (such withdrawals for working capital limited to up to 5% of the interest earned on the Trust Account) (“Permitted Withdrawals”). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s public warrants. The Class A ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

If the Company seeks shareholder approval in connection with a Business Combination, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Initial Shareholders have agreed to (i) waive its redemption rights with respect to their private placement shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) to modify the substance or timing of the obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the public shares if the Company fails to complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or such earlier liquidation date as the Company’s board of directors may approve, or during any Extension Period, subject to applicable law or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their private placement shares if the Company fails to complete the initial Business Combination within the prescribed timeframe. In addition, the Sponsor has agreed to vote any private placement shares held by it in favor of the initial Business Combination.

The Company has until 24 months from the closing of the Initial Public Offering (the “Combination Period”) to complete a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, including interest earned on the funds held in the Trust Account (which interest shall be net of Permitted Withdrawals and up to $100,000 of interest to pay dissolution expenses) and not previously released to the Company to pay its taxes and Permitted Withdrawals, if any, divided by the number of then-outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders acquire Public Shares in or after the Initial Public Offering, such Public Shares are entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the initial amount held in the Trust Account ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn for Permitted Withdrawals. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity, Capital Resources and Going Concern

As of December 31, 2025, the Company had $749,812 in cash and cash equivalents held outside of the Trust Account and a working capital surplus of $748,063.

The Company’s liquidity needs to date were satisfied through the payment of $25,000 from the Sponsor to cover certain expenses on behalf of the Company in exchange for issuance of the Founder Shares (as defined in Note 5), and loan from the Sponsor of $151,636 under the IPO Note (as defined in Note 5) and the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. The Company repaid the IPO Note in full on September 5, 2025, and the facility is no longer available.

In addition, in order to finance the transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team, or any of their affiliates may provide the Company with Working Capital Loans (as defined in Note 5) as may be required (of which up to $1.5 million may be converted at the lender’s option into warrants). As of December 31, 2025, there was no Working Capital Loan outstanding.

In connection with the Company’s assessment of going concern considerations in accordance with ASC 205-40, “Going Concern,” as of December 31, 2025, the Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

The Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the accompanying financial statements are issued. Management plans to address this uncertainty through a Business Combination. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Combination Period. The Company intends to complete the initial Business Combination before the end of the Combination Period. However, there can be no assurance that the Company will be able to consummate any Business Combination by the end of the Combination Period.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Furthermore, changes to policy implemented by the U.S. Congress, the Trump administration or any new administration have impacted and may in the future impact, among other things, the U.S. and global economy, international trade relations, unemployment, immigration, healthcare, taxation, the U.S. regulatory environment, inflation and other areas. For example, during the prior Trump administration, increased tariffs were implemented on goods imported into the U.S., particularly from China, Canada, and Mexico. On February 1, 2025, the U.S. imposed a 25% tariff on imports from Canada and Mexico, which were subsequently suspended for a period of one month, and a 10% additional tariff on imports from China. More recently on April 2, 2025, President Trump signed an executive order imposing a minimum 10 percent baseline tariff on all U.S. imports, with higher tariffs applied to imports from 57 specific countries. The baseline tariff rate became effective on April 5, while tariffs on imports from the 57 targeted nations, ranging from 11 to 50 percent, took effect on April 9. On the same day, President Trump announced a 90-day ‘pause’ on reciprocal tariffs for all but China, which continues to face tariffs as high as 145%. Historically, tariffs have led to increased trade and political tensions, between not only the U.S. and China, but also between the U.S. and other countries in the international community. In response to tariffs, other countries have implemented retaliatory tariffs on U.S. goods.

On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act. ASC 740, “Income Taxes”, requires the effects of changes in tax laws to be recognized in the period in which the legislation is enacted. The Company is currently evaluating the impact of the new law. However, none of the tax provisions are expected to have a significant impact on the Company’s financial statements.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas conflict and subsequent sanctions or related actions, and tariffs on imports from foreign countries could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination.